Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of computation of basic earnings per share	The computation of basic earnings per share is presented as follows:

	December 31,
	2020	2021	2022
Net (loss)/income	$(12,905)	$174,348	$172,554
Less preferred dividend attributable to preferred shareholders	11,500	11,064	8,978
Less/(plus) Mezzanine equity measurement	908	(271)	—
Net income available to common shareholders	$(25,313)	$163,555	$163,576
Weighted average number of shares, basic and diluted	102,617,944	113,716,354	120,653,507
Earnings per share in U.S. Dollars, basic and diluted	$(0.25)	$1.44	$1.36